PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 43,635	$ 25,173
Less accumulated depreciation and amortization	(9,219)	(5,574)
Property and equipment, net	34,416	19,599
Computer, software, and electronic equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	12,569	8,095
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,926	4,458
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	13,289	6,700
Capitalized internal software development costs
Property, Plant and Equipment [Line Items]
Property and equipment, gross	10,597	5,666
Capital leases
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 254	$ 254